Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 71,087	$ 20,426	$ 43,027
Amortization of prior service cost	(1,271)	(1,335)	(1,335)
Amortization of net actuarial loss	(23,376)	(33,617)	(25,445)
Prior service cost	1,878	0	0
Regulatory adjustment	(36,944)	8,233	(12,340)
Recognized in other comprehensive (income) loss	11,374	(6,293)	3,907
Net periodic benefit costs recognized in net income	42,465	51,332	44,593
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	53,839	45,039	48,500
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	66,557	23,607	44,149
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(22,356)	(32,115)	(24,004)
Prior service cost	0	0	0
Regulatory adjustment	(39,782)	7,657	(18,131)
Recognized in other comprehensive (income) loss	4,419	(851)	2,014
Net periodic benefit costs recognized in net income	36,982	46,089	38,283
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	41,401	45,238	40,297
SERP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	7,975	(3,940)	3,334
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(1,020)	(1,502)	(1,441)
Prior service cost	0	0	0
Regulatory adjustment	0	0	0
Recognized in other comprehensive (income) loss	6,955	(5,442)	1,893
Net periodic benefit costs recognized in net income	3,046	3,405	3,633
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	10,001	(2,037)	5,526
PBOP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(3,445)	759	(4,456)
Amortization of prior service cost	(1,271)	(1,335)	(1,335)
Amortization of net actuarial loss	0	0	0
Prior service cost	1,878	0	0
Regulatory adjustment	2,838	576	5,791
Recognized in other comprehensive (income) loss	0	0	0
Net periodic benefit costs recognized in net income	2,437	1,838	2,677
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 2,437	$ 1,838	$ 2,677